Average Annual Total Returns - Nuveen North Carolina Municipal Bond Fund		Sep. 30, 2020	Sep. 29, 2020
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	[1]		7.26%
5 Years	[1]		3.50%
10 Years	[1]		4.41%
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	[2]		6.21%
5 Years	[2]		2.68%
10 Years	[2]		3.55%
Class A
Average Annual Return:
1 Year		2.65%
5 Years		2.05%
10 Years		3.60%
Since Inception
Inception Date		Mar. 27, 2086
Class A | After Taxes on Distributions
Average Annual Return:
1 Year			2.65%
5 Years			2.05%
10 Years			3.60%
Since Inception
Inception Date			Mar. 27, 2086
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		2.57%
5 Years		2.21%
10 Years		3.53%
Since Inception
Inception Date		Mar. 27, 2086
Class C2
Average Annual Return:
1 Year		6.61%
5 Years		2.38%
10 Years		3.47%
Since Inception
Inception Date		Oct. 04, 2093
Class I
Average Annual Return:
1 Year		7.37%
5 Years		3.15%
10 Years		4.25%
Since Inception
Inception Date		Feb. 05, 2097
Class C
Average Annual Return:
1 Year		6.32%
5 Years		2.14%
10 Years
Since Inception		2.89%
Inception Date		Feb. 10, 2014
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	[1]		4.12%
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	[2]		3.47%

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.